Segments and Geographic Information - Revenues, Expenses and Operating Income (Loss) by Market Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Total revenues	$ 1,622	$ 1,649	$ 7,017	$ 6,147
Operating expenses:
Total operating expenses	3,588	3,714	15,697	13,693
Operating income (loss):
Total operating income (loss)	(1,966)	(2,065)	(8,680)	(7,546)
Cosmeceutical Market [Member]
Revenues:
Total revenues	841	803	3,507	3,204
Operating expenses:
Total operating expenses	712	788	3,253	2,914
Operating income (loss):
Total operating income (loss)	129	15	254	290
Biomedical Market [Member]
Revenues:
Total revenues	781	846	3,510	2,943
Operating expenses:
Total operating expenses	640	706	2,749	2,579
Operating income (loss):
Total operating income (loss)	141	140	761	364
Therapeutic Market [Member]
Operating expenses:
Total operating expenses	2,236	2,220	9,695	8,200
Operating income (loss):
Total operating income (loss)	$ (2,236)	$ (2,220)	$ (9,695)	$ (8,200)